UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (100.5%)
Ohio (98.9%)
Akron OH BAN	1.375%	6/24/10		3,000	3,003
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.140%	3/1/10	LOC	10,500	10,500
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.140%	3/1/10	LOC	3,900	3,900
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.200%	3/5/10	LOC	13,250	13,250
1 American Muni. Power Ohio Inc. TOB VRDO	0.230%	3/5/10	(12)	10,000	10,000
1 American Muni. Power Ohio Inc. TOB VRDO	0.230%	3/5/10	(12)	9,315	9,315
Avon Lake OH City School Dist. BAN	1.000%	5/12/10		3,000	3,004
Avon OH Local School Dist. BAN	1.000%	12/15/10		2,510	2,520
Bloom & Carroll OH Local School Dist. BAN	1.375%	5/6/10		5,500	5,509
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10 (Prere.)		2,250	2,302
Butler County OH BAN	1.250%	8/5/10		7,500	7,518
Cincinnati OH City School Dist. GO	1.750%	5/26/10		2,500	2,503
1 Cincinnati OH City School Dist. GO TOB VRDO	0.200%	3/5/10	(12)	12,415	12,415
Cleveland OH Airport System Rev. VRDO	0.160%	3/5/10	LOC	3,100	3,100
Cleveland OH COP VRDO	0.180%	3/5/10	LOC	19,100	19,100
1 Cleveland OH Water Works Rev. TOB VRDO	0.200%	3/5/10		11,950	11,950
Cleveland OH Water Works Rev. VRDO	0.180%	3/5/10	LOC	18,700	18,700
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Euclid Avenue Housing Corp. Project)
VRDO	0.180%	3/5/10	LOC	2,750	2,750
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.170%	3/5/10		16,700	16,700
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.170%	3/5/10		7,300	7,300
Columbus OH City School Dist. BAN	1.500%	12/2/10		7,000	7,055
1 Columbus OH City School Dist. TOB VRDO	0.190%	3/5/10	LOC	10,230	10,230
1 Columbus OH GO TOB VRDO	0.200%	3/5/10		4,360	4,360
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.200%	3/5/10	LOC	3,700	3,700
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.200%	3/5/10	LOC	6,380	6,380
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.200%	3/5/10	LOC	26,835	26,835
1 Columbus OH Regional Airport Auth. Rev. TOB
VRDO	0.230%	3/5/10	LOC	3,505	3,505
1 Columbus OH Sewer Rev. TOB VRDO	0.190%	3/5/10		4,985	4,985
Cory Rawson OH Local School Dist. BAN	1.500%	6/9/10		6,288	6,306
Cuyahoga Community OH Housing Rev. VRDO	0.170%	3/5/10	LOC	9,935	9,935
Cuyahoga County OH BAN	1.500%	5/13/10		5,000	5,006
Cuyahoga County OH BAN	2.000%	12/1/10		3,990	4,038
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) CP	0.300%	5/24/10		5,000	5,000

Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	3/1/10		4,000	4,000
Cuyahoga Falls OH BAN	1.000%	12/9/10		4,000	4,018
Delaware County OH Port Auth. Econ. Dev.
Rev. (Columbus Zoological Park) VRDO	0.190%	3/5/10	LOC	5,350	5,350
Dublin OH City School Dist. BAN	1.000%	10/14/10		3,750	3,759
Franklin County OH BAN	1.500%	4/21/10		12,600	12,617
Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.170%	3/5/10		5,600	5,600
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.180%	3/5/10		5,700	5,700
Green City OH BAN	1.750%	7/9/10		8,400	8,433
Greene County OH BAN	1.375%	6/22/10		4,350	4,354
Greene County OH BAN	1.500%	11/3/10		2,161	2,174
Hamilton County OH Health Care Fac. Rev.
VRDO	0.200%	3/5/10	LOC	3,450	3,450
Kent State Univ. Ohio Univ. Rev. VRDO	0.190%	3/5/10	LOC	9,350	9,350
Lake County Ohio BAN	2.000%	4/8/10		1,000	1,000
Lake County Ohio BAN	1.500%	7/8/10		2,500	2,507
1 Lakewood OH City School Dist. GO TOB VRDO	0.250%	3/5/10	(4)	3,825	3,825
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.190%	3/5/10		41,575	41,575
Lorain County OH GO BAN	2.000%	5/28/10		2,625	2,632
Lorain County OH Hosp. Fac. Rev. (EMH
Regional Medical Center) VRDO	0.200%	3/5/10	LOC	4,600	4,600
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.210%	3/5/10	(4)	9,000	9,000
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.230%	3/5/10	(4)	7,715	7,715
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.230%	3/5/10	(4)	10,500	10,500
Lorain County OH Port Auth. Educ. Fac. (St.
Ignatius High School) VRDO	0.190%	3/5/10	LOC	2,050	2,050
Lucas County OH BAN	1.000%	7/22/10		3,000	3,003
Lucas County OH BAN	2.000%	9/16/10		4,505	4,537
Mason OH BAN	1.500%	3/11/10		2,550	2,551
Mason OH BAN	1.250%	3/10/11		2,000	2,016
Mason OH City School Dist. BAN	1.500%	2/3/11		2,775	2,802
1 Montgomery County OH Rev. (Catholic Health
Initiatives) TOB VRDO	0.220%	3/5/10		1,520	1,520
1 Montgomery County OH Rev. (Catholic Health
Initiatives) TOB VRDO	0.250%	3/5/10	(4)	6,970	6,970
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.180%	3/5/10		5,200	5,200
1 Montgomery County OH Rev. TOB VRDO	0.200%	3/5/10		6,445	6,445
1 Montgomery County OH Rev. TOB VRDO	0.250%	3/5/10	(4)	4,995	4,995
North Royalton OH BAN	1.250%	2/23/11		2,000	2,013
Oberlin OH BAN	1.500%	5/5/10		4,000	4,005
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.170%	3/5/10	LOC	5,750	5,750
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.180%	3/5/10	LOC	4,000	4,000
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.180%	3/5/10		4,995	4,995
1 Ohio Air Quality Dev. Rev. TOB VRDO	0.260%	3/5/10	(13)	8,000	8,000
Ohio Common Schools Capital Fac. Rev.	5.000%	6/15/10 (Prere.)		5,000	5,067
Ohio GO	5.000%	5/1/10	(ETM)	2,460	2,479
Ohio GO	5.625%	5/1/10 (Prere.)		5,065	5,110
Ohio GO	2.000%	11/1/10		3,000	3,031
Ohio GO	2.000%	11/1/10		2,000	2,021

1 Ohio GO TOB VRDO	0.190%	3/5/10		3,380	3,380
Ohio GO VRDO	0.190%	3/5/10		20,000	20,000
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.350%	6/7/10		5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.200%	3/5/10	LOC	2,100	2,100
1 Ohio Higher Educ. Fac. Comm. Rev. TOB
VRDO	0.180%	3/5/10	(13)	5,000	5,000
Ohio Highway Capital Improvements GO	5.250%	5/1/10		1,820	1,834
Ohio Highway Capital Improvements GO	5.625%	5/1/10		4,900	4,943
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.250%	3/5/10		3,955	3,955
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.350%	3/5/10		4,150	4,150
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.180%	3/5/10		16,430	16,430
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.180%	3/5/10		8,580	8,580
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.180%	3/5/10		9,040	9,040
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.190%	3/5/10		5,000	5,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.190%	3/5/10		8,000	8,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.190%	3/5/10		5,000	5,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.210%	3/5/10		11,530	11,530
Ohio Infrastructure Improvement GO VRDO	0.190%	3/5/10		1,200	1,200
Ohio PCR (Sohio Air British Petroleum Co.)
VRDO	0.140%	3/1/10		3,900	3,900
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	3/1/10		13,505	13,505
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	3/1/10		7,625	7,625
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	3/1/10		2,900	2,900
Ohio Solid Waste Rev. (BP Exploration & Oil
Inc.) VRDO	0.130%	3/1/10		5,225	5,225
1 Ohio State Higher Educ. Fac. TOB VRDO	0.200%	3/5/10		3,700	3,700
1 Ohio State Higher Educ. TOB VRDO	0.190%	3/5/10	LOC	4,970	4,970
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	3/5/10		6,000	6,000
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.200%	3/5/10		5,170	5,170
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.200%	3/5/10		6,745	6,745
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.200%	3/5/10		6,495	6,495
Ohio State Univ. CP	0.280%	6/10/10		10,000	10,000
Ohio State Univ. CP	0.280%	7/8/10		12,400	12,400
Ohio State Univ. General Receipts Rev. VRDO	0.160%	3/5/10		2,475	2,475
1 Ohio State Water Dev. Auth. PCR TOB VRDO	0.200%	3/5/10		5,995	5,995
1 Ohio Turnpike Comm. Turnpike Rev. TOB
VRDO	0.180%	3/5/10		15,700	15,700
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.130%	3/1/10	LOC	2,500	2,500

Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.180%	3/5/10	LOC	8,000	8,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.210%	3/5/10	LOC	1,500	1,500
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.210%	3/5/10	LOC	15,000	15,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.250%	3/5/10	LOC	10,000	10,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.160%	3/5/10		35,275	35,275
Port of Greater Cincinnati Dev. Auth. (Sycamore
Township Kenwood) VRDO	0.200%	3/5/10	LOC	5,315	5,315
Portage County OH BAN	1.500%	9/30/10		4,000	4,016
South Euclid OH BAN	1.750%	9/30/10		2,000	2,015
1 Toledo Lucas County OH Port Auth. Airport Rev
(Flight Safety) VRDO	0.250%	3/5/10		5,500	5,500
Toledo OH City Services Special Assessment
VRDO	0.190%	3/5/10	LOC	6,200	6,200
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/10		10,000	10,008
Univ. of Cincinnati OH General Receipts BAN	2.000%	7/21/10		2,500	2,508
Univ. of Cincinnati OH General Receipts BAN	1.500%	12/16/10		5,250	5,291
Upper Arlington OH City School Dist. TAN	2.000%	6/24/10		2,100	2,104
Vandalia Butler OH City School Dist.
Montgomery County BAN	1.500%	3/1/10		3,750	3,750
Warren OH Health Care Fac (Otterbein Homes
Project) VRDO	0.180%	3/5/10	LOC	11,210	11,210
Xenia OH Community City School Dist. GO
(School Fac. Construction & Improvement)	1.700%	7/29/10		3,000	3,017
					864,549
Puerto Rico (1.6%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.220%	3/5/10		6,000	6,000
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.320%	3/5/10		7,875	7,875
					13,875
Total Tax-Exempt Municipal Bonds (Cost $878,424)					878,424
Other Assets and Liabilities-Net (-0.5%)					(4,654)
Net Assets (100%)					873,770

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $221,360,000, representing 25.3% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.

Ohio Tax-Exempt Money Market Fund

PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp. (14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A.	Security Valuation: Securities are valued at amortized cost, which approximates market value.
B.	Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Ohio Tax-Exempt Money Market Fund

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (97.7%)
Akron OH GO	5.500%	12/1/18	(14)	1,315	1,366
Akron OH Income Tax Rev. (Community
Learning Center)	5.000%	12/1/27	(14)	6,300	6,502
American Muni. Power Ohio Inc.	5.000%	2/15/23		4,000	4,255
American Muni. Power Ohio Inc.	5.000%	2/15/24		1,215	1,282
American Muni. Power Ohio Inc.	5.000%	2/15/38		19,885	20,185
American Muni. Power Ohio Inc.	5.750%	2/15/39	(12)	4,500	4,765
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14	(2)	2,625	2,700
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15	(2)	2,865	2,938
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16	(2)	1,015	1,045
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/13		3,000	3,191
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,419
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,419
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	1,190	1,219
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24		10,035	9,227
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30		2,825	2,397
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34		4,000	3,207
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.000%	6/1/42		2,750	2,161
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/47		5,760	4,311
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.500%	6/1/47		4,750	3,906
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,570	1,773
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,655	1,869
Butler County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.000%	5/15/31	(14)	5,000	4,878
Butler County OH Waterworks Rev.	5.250%	12/1/21	(2)	4,000	4,352
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	805	873
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	950	1,031
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	1,080	1,172
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15	(14)(Prere.)	3,030	3,499
Centerville OH City School Dist. GO	5.000%	12/1/30	(4)	9,260	9,704
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/28	(14)	4,000	4,569
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/30	(14)	3,705	4,174
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/31	(14)(3)	3,000	3,341
1 Cincinnati OH City School Dist. GO TOB VRDO	0.450%	3/5/10	(3)LOC	2,795	2,795
1 Cincinnati OH City School Dist. GO TOB VRDO	0.450%	3/5/10	LOC	2,280	2,280
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/23	(4)	1,620	1,750

Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/32	(4)	1,000	1,027
Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38		7,870	7,616
Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	1,380	1,469
Cleveland OH COP VRDO	0.180%	3/5/10	LOC	200	200
Cleveland OH GO	5.375%	9/1/10	(2)	1,000	1,026
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,415	1,486
Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,135	1,192
Cleveland OH GO	5.500%	12/1/11	(14)	1,340	1,402
Cleveland OH GO	5.375%	9/1/12	(2)	1,000	1,109
Cleveland OH GO	5.500%	10/1/20	(2)	7,350	8,744
Cleveland OH GO	5.000%	10/1/21	(2)	2,920	3,130
Cleveland OH GO	5.500%	10/1/22	(2)	3,870	4,629
Cleveland OH Income Tax Rev.	5.000%	10/1/29	(12)	7,180	7,505
Cleveland OH Public Power System Rev.	5.000%	11/15/28	(14)	1,250	1,294
Cleveland OH Public Power System Rev.	0.000%	11/15/33	(14)	6,895	1,877
Cleveland OH State Univ. Rev.	5.250%	6/1/19	(14)	2,825	3,060
Cleveland OH State Univ. Rev.	5.000%	6/1/30	(14)	5,000	5,175
Cleveland OH Water Works Rev.	5.500%	1/1/21	(14)	9,635	11,144
1 Cleveland OH Water Works Rev. TOB VRDO	0.200%	3/5/10		2,900	2,900
Cleveland OH Water Works Rev. VRDO	0.180%	3/5/10	LOC	1,300	1,300
Columbus OH City School Dist.	4.500%	12/1/29		3,000	3,022
Columbus OH City School Dist.	4.750%	12/1/33		7,000	7,073
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/22		1,545	1,734
2 Columbus OH GO	5.000%	12/15/13		5,000	5,736
Columbus OH GO VRDO	0.150%	3/5/10		900	900
Columbus OH Sewer Rev.	5.000%	6/1/28		4,005	4,309
Columbus OH Sewer Rev.	4.250%	6/1/30		8,700	8,649
Columbus OH Sewer Rev.	5.000%	6/1/31		4,000	4,232
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,084
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,084
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	2,000	2,084
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10	(Prere.)	1,710	1,782
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation)	6.000%	1/1/32		10,000	10,489
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.120%	3/1/10		1,100	1,100
Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.500%	8/15/22		1,750	1,728
Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.250%	8/15/46		11,080	9,071
Fairborn OH City School Dist. School
Improvement GO	5.500%	12/1/16	(14)	1,840	1,990
Fairborn OH City School Dist. School
Improvement GO	5.375%	12/1/20	(14)	1,200	1,288
Fairfield County OH Hosp. Rev. (Lancaster-
Fairfield Hosp.)	5.375%	6/15/15	(14)	3,000	3,123
Franklin County OH GO	5.000%	12/1/31		7,500	7,980
Franklin County OH Hosp. Rev. (Nationwide
Childrens)	4.750%	11/1/28		1,500	1,517
Franklin County OH Hosp. Rev. (Nationwide
Childrens)	5.000%	11/1/34		1,500	1,511

Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.170%	3/5/10		2,400	2,400
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.180%	3/5/10		1,200	1,200
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/19		4,035	4,270
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/21		4,465	4,655
Gallia County OH Hosp. Rev. (Holzer Medical
Center)	5.125%	10/1/13	(2)	2,000	2,003
Gallia County OH Local School Dist.	5.000%	12/1/26	(4)	2,075	2,194
Gallia County OH Local School Dist.	5.000%	12/1/27	(4)	2,180	2,292
Gallia County OH Local School Dist.	5.000%	12/1/30	(4)	5,000	5,168
Gallia County OH Local School Dist.	5.000%	12/1/33	(4)	3,500	3,579
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30	(14)	4,040	4,131
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/11	(14)(Prere.)	1,640	1,786
Greene County OH Fac. Rev. (Kettering Health
Network)	5.375%	4/1/34		2,500	2,510
Greene County OH Fac. Rev. (Kettering Health
Network)	5.500%	4/1/39		2,500	2,521
Greene County OH Sewer System Rev.	5.000%	12/1/22	(4)	4,470	4,731
Greene County OH Sewer System Rev.	5.000%	12/1/23	(4)	4,695	4,947
Greene County OH Sewer System Rev.	5.000%	12/1/24	(4)	5,050	5,297
Greene County OH Sewer System Rev.	5.000%	12/1/25	(4)	5,000	5,224
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20	(14)	1,185	1,295
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21	(14)	1,245	1,350
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23	(14)	1,380	1,511
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24	(14)	185	202
Hamilton County OH Econ. Dev. Rev. (King
Highland Community Urban)	5.250%	6/1/28	(14)	7,290	7,621
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/19	(14)	2,865	3,007
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/20	(14)	3,020	3,154
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25	(2)	5,000	5,191
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26	(2)	5,000	5,162
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32	(4)	10,000	10,259
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(14)(Prere.)	965	988
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(14)(Prere.)	755	773
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(14)(Prere.)	1,355	1,464
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(14)(Prere.)	1,000	1,081
Hamilton County OH Sewer System Rev.	5.000%	12/1/31	(14)	5,300	5,531
Hamilton OH City School Dist. GO	5.000%	12/1/26	(4)	3,070	3,342
Hamilton OH City School Dist. GO	5.000%	12/1/28	(4)	5,000	5,377
Hamilton OH City School Dist. GO	5.000%	12/1/34	(4)	2,250	2,359
Highland OH Local School Dist. School
Improvement GO	5.750%	12/1/11	(4)(Prere.)	1,510	1,648
Hilliard OH School Dist. GO	0.000%	12/1/12	(14)	3,220	3,107
Hilliard OH School Dist. GO	0.000%	12/1/13	(14)	3,220	3,025
Hilliard OH School Dist. GO	5.250%	12/1/16	(14)	2,000	2,178
Hilliard OH School Dist. GO	5.000%	12/1/27	(14)	2,895	3,041
Huber Heights OH City School Dist.	5.000%	12/1/33		3,000	3,091
Huber Heights OH City School Dist.	5.000%	12/1/36		4,000	4,128

Huron County OH Hosp. Fac. Rev. (Fisher-Titus
Medical Center)	5.250%	12/1/37		4,825	4,582
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/11	(Prere.)	1,295	1,408
Lake Ohio Local School Dist. Stark County OH
GO	5.750%	12/1/10	(3)(Prere.)	1,000	1,042
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11	(14)(Prere.)	1,675	1,821
Lorain County OH GO	5.500%	12/1/22	(14)	1,500	1,626
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,709
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21		4,000	4,093
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/33	(4)	5,000	4,986
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.210%	3/5/10	(4)	3,780	3,780
Lucas County OH Hosp. Rev.	5.000%	11/15/38		5,000	5,024
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14	(14)(ETM)	5,360	5,383
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14	(14)	640	642
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/15	(2)	2,500	2,530
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/17	(2)	2,075	2,099
Mad River OH Local School Dist. GO	5.750%	12/1/12	(3)(Prere.)	1,195	1,356
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,095	2,482
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,035	2,411
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(14)(Prere.)	2,140	2,535
Marysville OH WasteWater Treatment System
Rev.	5.000%	12/1/31	(10)	2,720	2,732
Mason OH City School Dist. School
Improvement GO	5.000%	12/1/35		2,000	2,091
Medina OH School Dist. COP	5.250%	12/1/37	(12)	7,210	7,504
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20	(2)	2,000	2,164
Miamisburg OH City School Dist.	4.750%	12/1/36	(12)	3,000	3,006
Middletown OH City School Dist. GO	5.000%	12/1/23	(4)	5,345	5,784
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,425	1,560
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,600	1,751
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	5/1/30		7,630	7,733
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	5/1/39		5,000	5,025
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	10/1/41	(4)	5,000	4,906
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.180%	3/5/10		3,100	3,100
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12	(3)(Prere.)	500	554
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17	(3)	675	730
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11	(2)	1,200	1,179
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12	(2)	1,700	1,636
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10	(3)(Prere.)	1,355	1,410
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power)	5.800%	12/1/38		2,000	2,079
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power) PUT	3.875%	6/1/14		3,000	3,103

Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.625%	6/1/18		7,000	7,465
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	8/1/20		6,000	6,353
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.000%	10/1/11	(14)	5,000	5,347
Ohio Building Auth. Rev. (Adult Correctional
Building)	5.250%	10/1/16	(14)	9,830	11,481
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11	(Prere.)	1,585	1,674
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11	(Prere.)	1,500	1,585
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/17	(4)	1,305	1,405
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/18	(4)	1,380	1,474
Ohio Common Schools GO	5.000%	6/15/24		8,000	8,482
Ohio Common Schools GO VRDO	0.180%	3/5/10		4,300	4,300
Ohio Conservation Projects GO	5.000%	8/1/16		12,425	14,473
Ohio GO	5.000%	9/15/11		5,715	6,112
Ohio GO	5.000%	8/1/13		3,565	4,040
Ohio GO	5.000%	8/1/14		3,000	3,452
Ohio GO	5.500%	11/1/14		4,185	4,927
Ohio GO	5.000%	9/15/15		3,695	4,295
Ohio GO	5.000%	9/15/16		4,000	4,647
Ohio GO	5.000%	9/15/18		5,000	5,804
Ohio GO VRDO	0.190%	3/5/10		1,955	1,955
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11	(2)	6,110	6,493
Ohio Higher Educ. Fac. Comm. Rev.	5.500%	12/1/24		2,000	2,195
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28		5,000	5,460
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.250%	12/1/26	(14)	3,520	4,039
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.000%	12/1/27	(2)	2,115	2,158
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) VRDO	0.130%	3/1/10	LOC	2,200	2,200
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.125%	1/1/28		5,000	5,211
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.250%	1/1/29		5,000	5,225
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.500%	1/1/43		1,460	1,505
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic) VRDO	0.120%	3/1/10		2,800	2,800
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.500%	11/1/11	(Prere.)	1,000	1,093
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/26		5,815	6,332
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/32		2,980	3,143
Ohio Higher Educ. Fac. Comm. Rev. (John
Carroll Univ.)	5.000%	4/1/32		3,415	3,365
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon
College)	5.000%	7/1/41		4,500	4,479
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.)	5.000%	5/1/26		5,275	5,356
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College)	5.000%	10/1/33		5,000	5,127
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.000%	1/15/17		1,000	1,063

Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	6.750%	1/15/39		5,000	5,308
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.250%	1/15/46		20,500	19,982
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System) PUT	3.750%	1/15/13		5,000	5,159
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of
Dayton)	5.375%	12/1/16	(2)	1,795	1,913
Ohio Higher Educ. GO	5.250%	12/1/11	(14)	4,500	4,872
Ohio Higher Educ. GO	5.000%	11/1/14		4,250	4,937
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11		2,800	2,953
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		2,505	2,610
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33		5,430	5,702
3 Ohio Infrastructure Improvement GO	5.000%	9/1/14		6,055	6,984
Ohio Infrastructure Improvement GO	5.000%	8/1/16		9,570	11,063
3 Ohio Infrastructure Improvement GO	5.000%	9/1/16		3,210	3,728
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12	(2)	1,000	1,082
1 Ohio State Hosp Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.140%	3/1/10		4,590	4,590
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/34		2,000	2,049
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39		2,000	2,088
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39		6,500	6,763
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14		7,520	8,749
Ohio State Univ. General Receipts Rev.	5.000%	12/1/17		5,000	5,859
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23		3,000	3,273
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11	(Prere.)	1,570	1,649
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24	(14)	12,000	14,053
Ohio Water Dev. Auth. PCR	5.000%	6/1/19		1,695	1,988
Ohio Water Dev. Auth. PCR	5.000%	6/1/21		2,460	2,728
Ohio Water Dev. Auth. PCR	5.500%	6/1/23		2,155	2,676
Ohio Water Dev. Auth. PCR (FirstEnergy) PUT	5.875%	6/1/16		6,000	6,577
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.130%	3/1/10	LOC	3,350	3,350
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.000%	12/1/19		2,115	2,485
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/22		4,690	5,797
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	6/1/23		1,225	1,511
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/23		1,115	1,382
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.160%	3/5/10		1,000	1,000
Olentangy OH Local School Dist. GO	5.500%	6/1/12	(4)(Prere.)	1,200	1,329
Olentangy OH Local School Dist. GO	5.500%	12/1/16	(4)	30	33
Olentangy OH Local School Dist. GO	5.000%	12/1/30	(4)	3,765	3,965
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	1,400	1,632
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	2,750	3,234
Reynoldsburg OH School Dist. GO	0.000%	12/1/10	(14)	1,465	1,448
Richland County OH GO	6.950%	12/1/11	(2)	310	312
Richland County OH GO	5.400%	12/1/15	(2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/17		2,200	2,513
Ross County OH Hosp. Fac. Rev. (Adena
Health System)	5.750%	12/1/35		10,000	10,150

Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.500%	2/15/28		9,000	9,116
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.750%	2/15/38		6,500	6,566
Shawnee State Univ. Ohio General Receipts
Rev.	5.000%	6/1/34	(14)	5,470	4,910
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13	(14)(Prere.)	1,215	1,401
Summit County OH GO	6.250%	12/1/10	(3)(Prere.)	1,420	1,500
Summit County OH GO	6.500%	12/1/10	(3)(Prere.)	2,000	2,116
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,800	2,061
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,910	2,187
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	2,020	2,313
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,420	1,626
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,595	1,826
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11	(3)(Prere.)	1,015	1,113
Tallmadge OH City School Dist.	5.000%	12/1/28	(4)	3,030	3,155
Teays Valley OH Local School Dist. GO	5.000%	12/1/27	(14)	3,040	3,234
Tri Valley OH Local School Dist. GO	5.500%	12/1/16	(14)	1,255	1,452
Tri Valley OH Local School Dist. GO	5.500%	12/1/19	(14)	1,785	2,041
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	2,000	2,038
Univ. of Cincinnati OH COP	5.500%	6/1/14	(14)	1,000	1,027
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,285	1,384
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,500	1,615
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28	(14)	5,000	5,226
Univ. of Toledo OH General Receipts	5.250%	6/1/11	(3)(Prere.)	1,080	1,146
Univ. of Toledo OH General Receipts VRDO	0.150%	3/1/10	LOC	4,600	4,600
Vandalia Butler OH City School Dist.
Montgomery County School Improvement GO	5.000%	12/1/38		3,250	3,371
Westerville OH City School Dist. GO	5.500%	6/1/11	(14)(Prere.)	1,225	1,302
Woodridge OH School Dist. GO	6.800%	12/1/14	(2)	1,515	1,723
Wooster OH School Dist. GO	0.000%	12/1/10	(4)	2,265	2,252
Wooster OH School Dist. GO	0.000%	12/1/11	(4)	2,315	2,271
					948,362
Puerto Rico (2.0%)
Puerto Rico GO	5.500%	7/1/20	(14)	1,600	1,685
Puerto Rico GO	5.500%	7/1/29		1,500	1,516
Puerto Rico GO	5.000%	7/1/34		740	681
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,400	3,958
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(4)	2,500	2,623
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.500%	7/1/21	(14)	2,000	2,056
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,005	3,272
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)		995	1,084
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	305	388
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44		2,500	2,705
					19,968
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17		2,000	2,080
Total Tax-Exempt Municipal Bonds (99.9%) (Cost $940,724)					970,410
Other Assets and Liabilities-Net (0.1%)					594
Net Assets (100%)					971,004

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $16,345,000, representing 1.7% of net assets.
2 Securities with a value of $803,000 have been segregated as initial margin for open futures contracts.

Ohio Long-Term Tax-Exempt Fund

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.

Ohio Long-Term Tax-Exempt Fund

(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(38)	(4,472)	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Ohio Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Tax-Exempt Municipal Bonds	—	970,410	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	(1)	970,410	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $942,169,000. Net unrealized appreciation of investment securities for tax purposes was $28,241,000, consisting of unrealized gains of $32,996,000 on securities that had risen in value since their purchase and $4,755,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683,
Incorporated by Reference.